SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Notes and other explanatory information [abstract]
Beginning balance	$ 193	¥ 27,805	¥ 28,683
Addition	185	26,706
Reversal			(878)
Ending balance	$ 378	¥ 54,511	¥ 27,805